DESCRIPTION OF PLAN (Details) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Hours Age	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
DESCRIPTION OF PLAN [Abstract]
Plan document description	true
Participants minimum contribution percentage of annual eligible compensation	1.00%
Participants maximum contribution percentage of annual eligible compensation	75.00%
Minimum age participants will be eligible to make catch-up contributions (in Age) | Age	50
Deferral rate	6.00%
Employer matches percentage of employee contributions	100.00%
Maximum percentage of participant's eligible compensation that are matched by Employer at a rate of 100%	6.00%
Additional contribution by Employer to certain eligible employees	2.00%
Vesting percentage of Employer's additional 2% contributions after three years of service	100.00%
Vesting period of Employer's additional 2% contributions	3 years
Minimum amount participants may borrow from their vested account balance (in Dollars)	$ 1,000
Maximum amount participants may borrow from their vested account balance (in Dollars)	$ 50,000
Maximum percentage of vested account balance that participants may borrow	50.00%
Notes receivable from participants, spread on prime rate	1.00%
Forfeited non-vested accounts balances (in Dollars)	$ 18,000	$ 40,000
Forfeited non-vested accounts used to reduce Employer's contributions (in Dollars)	$ 37,000	$ 255,000	$ 80,000
Temporary or Part-Time Employees [Member]
DESCRIPTION OF PLAN [Abstract]
Employees hours of service to completed to be eligible to participate in the Plan (in Hours) | Hours	1,000